December 1, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Landry’s Restaurants, Inc. – Proxy Statement on Schedule 14A and Rule 13e-3 Transaction Statement on Schedule 13E-3

Ladies and Gentlemen:

The undersigned, on behalf of Landry’s Restaurants, Inc., a Delaware corporation (“Company”), in connection with the proposed merger contemplated by the Agreement and Plan of Merger, dated as of November 3, 2009, among the Company, Fertitta Group, Inc., a Delaware corporation (“Parent”), Fertitta Merger Co., a Delaware corporation and a wholly-owned subsidiary of Parent, and, for certain limited purposes, Tilman J. Fertitta, the Company’s Chairman, Chief Executive Officer and President, delivers herewith for filing, pursuant to Rule 101(a) of Regulation S-T promulgated under the Act, a copy in electronic format of the Company’s Proxy Statement on Schedule 14A and Rule 13e-3 Transaction Statement on Schedule 13E-3, together with a copy in electronic format of each of the exhibits indicated as being filed therewith.

As payment for the filing fee in connection with the proposed merger, the Company has made a wire transfer of $5,999 to the U.S. Treasury designated lockbox depository of the Securities and Exchange Commission (“Commission”) at US Bank in St Louis, Missouri, in accordance with Rule 3a of the Commission’s Informal and Other Procedures and Rule 13(c) of Regulation S-T.

Additionally, attached as Exhibit (c)(2) to the Schedule 13E-3 is a copy of the written presentation of Moelis & Company (“Moelis”), financial advisor to the special committee, substantially in the form delivered to the special committee on November 3, 2009 in connection with Moelis’s opinion letter. Such filed presentation reflects the correction of a typographical error in the presentation distributed on November 3, 2009 to the special committee. The error was an incorrect value for Penn National Gaming’s enterprise value and market capitalization, which had a carry through effect on the corresponding enterprise value/EBITDA multiples for years 2009-2011 (and related means and medians) on slide 27, as well as certain WACC calculations on slides 48 and 49. Such typographical error was immaterial to Moelis’s analyses, was limited to the aforementioned pages only, and did not impact the multiple ranges and enterprise and equity value ranges presented to the special committee on slides 21, 23 and 24.

If you have any questions or comments, please contact the undersigned at (713) 547-2084.

Very truly yours,

/s/ William B. Nelson

William B. Nelson
Partner
Haynes and Boone, LLP
Direct Phone Number: (713) 547-2084
Direct Fax Number: (713) 236-5557 bill.nelson@haynesboone.com